Other Payables and Accruals (Details) - HKD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Payables and Accruals
Accrued salaries, wages and bonus	$ 40	$ 40
Accrued audit and professional fees	1,301	736
Other Accrued Liabilities, Current	$ 1,341	$ 776